Note 7 - Servicing (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Servicing Assets at Fair Value [Table Text Block]
	(in thousands)
	2019	2018	2017
Fair value at beginning of year	$1,313	$1,270	$1,247
Capitalized servicing rights – new loan sales	192	164	183
Disposals (amortization based on loan payments and payoffs)	(186)	(147)	(129)
Change in fair value	(258)	26	(31)
Fair value at end of year	$1,061	$1,313	$1,270